UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
OPERATING ACTIVITIES
Net income	$ 85,079	$ 51,080
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	50,898	49,908
Movement in deferred tax liability	1,014	1,125
Release of deferred tax asset	3,230	2,251
Amortization of deferred charges	3,154	6,442
Drydocking expenditure	(6,415)	(1,600)
Foreign exchange losses/(gains)	1,590	(257)
Loss on bond repurchase	6,573	0
Unit option expense	121	0
Interest element included in obligation under capital lease, net	265	(1,498)
Change in assets and liabilities:
Trade accounts receivable	8,951	(183)
Inventories	357	173
Prepaid expenses, accrued income and other assets	(20,701)	2,252
Amount due to/from related companies	23,011	(22,839)
Trade accounts payable	1,214	(1,588)
Accrued expenses	6,704	5,310
Restricted cash	0	(62)
Other current liabilities	(2,047)	31,667
Net cash provided by operating activities	162,998	122,181
INVESTING ACTIVITIES
Deposit made in connection with the Golar Tundra acquisition	0	(107,247)
Net cash used in investing activities	0	(107,247)
FINANCING ACTIVITIES
Proceeds from issuance of equity	119,438	0
Repayment of debt, including debt due to related parties	(178,688)	(720,658)
Repurchase of high-yield bonds and related swaps	(180,188)	0
Proceeds from long-term debt	375,000	815,000
Repayments of obligations under capital leases	(339)	0
Dividend paid to non-controlling interest	(7,000)	(6,000)
Cash distributions paid	(78,564)	(76,398)
Financing costs paid	(5,290)	(13,521)
Restricted cash and short-term investments	28,409	7,648
Common units buy-back and cancellation	0	(495)
Net cash provided by financing activities	72,778	5,576
Net increase in cash and cash equivalents	235,776	20,510
Cash and cash equivalents at beginning of period	65,710	40,686
Cash and cash equivalents at end of period	$ 301,486	$ 61,196